[DECHERT LLP LETTERHEAD]

June 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Voya Prime Rate Trust (formerly, ING Prime Rate Trust)

File Nos. 333-180973 and 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 4 (the “Amendment”) to the registration statement of Voya Prime Rate Trust (the “Trust”).  The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Investment Program and pursuant to privately negotiated transactions.  The Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended, and the Amendment must be declared effective by the Commission.

Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3386 if you have any questions.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld

Attachments

cc:                                Paul A. Caldarelli, Esq.

Voya Investment Management

Jeffrey S. Puretz, Esq.

Dechert LLP